Quarterly Holdings Report
for

Fidelity® Overseas Fund

January 31, 2020

OVE-QTLY-0320
1.813070.115

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Austria - 0.5%
Erste Group Bank AG	1,055,900	$38,831,882
Bailiwick of Jersey - 1.2%
Experian PLC	1,485,979	51,723,933
Sanne Group PLC	4,917,454	39,025,923

TOTAL BAILIWICK OF JERSEY		90,749,856

Belgium - 1.1%
KBC Groep NV	1,102,154	80,992,507
Bermuda - 1.9%
Credicorp Ltd. (United States)	187,100	38,651,118
Hiscox Ltd.	2,922,900	50,677,722
IHS Markit Ltd.	768,300	60,588,138

TOTAL BERMUDA		149,916,978

Brazil - 0.7%
IRB Brasil Resseguros SA	4,850,800	50,777,884
Canada - 1.1%
Constellation Software, Inc.	80,600	84,720,138
Cayman Islands - 0.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	192,000	39,665,280
Denmark - 1.3%
DSV A/S	772,800	84,139,877
Netcompany Group A/S (a)(b)	342,795	15,557,772

TOTAL DENMARK		99,697,649

France - 11.3%
ALTEN	409,935	50,737,647
Amundi SA (b)	574,006	46,631,049
Capgemini SA	665,633	82,939,049
Danone SA	911,600	72,950,309
Edenred SA	1,049,179	56,771,652
Elior SA (b)	1,096,000	15,400,623
Kering SA	89,932	55,355,192
Legrand SA	608,400	48,851,612
LVMH Moet Hennessy Louis Vuitton SE	323,663	140,946,280
Sanofi SA	1,079,000	104,057,062
SR Teleperformance SA	368,500	92,689,741
Total SA	2,006,160	97,681,398

TOTAL FRANCE		865,011,614

Germany - 7.8%
adidas AG	245,642	77,860,283
Bayer AG	779,388	62,550,236
Deutsche Borse AG	459,300	74,905,309
Deutsche Post AG	1,480,447	51,842,669
Hannover Reuck SE	400,300	77,913,702
MTU Aero Engines Holdings AG	162,400	49,422,107
SAP SE	984,545	128,218,566
Vonovia SE	1,284,800	73,439,730

TOTAL GERMANY		596,152,602

Hong Kong - 1.7%
AIA Group Ltd.	13,529,000	134,058,164
India - 0.9%
HDFC Bank Ltd.	2,110,500	36,051,344
Reliance Industries Ltd.	1,779,300	34,998,825

TOTAL INDIA		71,050,169

Indonesia - 0.4%
PT Bank Rakyat Indonesia Tbk	99,138,600	32,230,454
Ireland - 3.0%
DCC PLC (United Kingdom)	767,555	62,151,277
Kerry Group PLC Class A	633,048	80,950,042
Kingspan Group PLC (Ireland)	779,880	48,133,127
United Drug PLC (United Kingdom)	3,967,603	39,320,344

TOTAL IRELAND		230,554,790

Italy - 1.5%
FinecoBank SpA	4,137,100	48,520,752
Recordati SpA	1,514,400	64,880,836

TOTAL ITALY		113,401,588

Japan - 14.9%
A/S One Corp.	160,300	14,526,566
Astellas Pharma, Inc.	2,524,600	44,610,004
Elecom Co. Ltd.	649,350	26,180,359
Hoya Corp.	1,004,200	96,107,377
Iriso Electronics Co. Ltd.	540,000	20,440,816
Kao Corp.	917,900	73,209,118
Keyence Corp.	299,760	100,766,434
KH Neochem Co. Ltd.	1,419,000	30,540,092
Koshidaka Holdings Co. Ltd.	1,062,250	14,993,657
Miroku Jyoho Service Co., Ltd. (c)	933,700	25,772,864
Nitori Holdings Co. Ltd.	379,700	59,005,784
NOF Corp.	1,021,600	33,255,357
Olympus Corp.	3,433,600	55,477,530
Oracle Corp. Japan	313,800	27,161,772
ORIX Corp.	2,594,300	43,824,127
Otsuka Corp.	1,097,600	42,800,761
PALTAC Corp.	507,800	23,761,226
Persol Holdings Co., Ltd.	1,843,000	32,949,484
Recruit Holdings Co. Ltd.	1,989,300	77,535,557
Relo Group, Inc.	1,080,800	28,861,543
S Foods, Inc.	604,100	14,526,850
Shiseido Co. Ltd.	776,700	50,004,424
SMC Corp.	177,600	76,664,482
Suzuki Motor Corp.	961,700	44,003,338
Tsuruha Holdings, Inc.	491,200	60,123,772
Welcia Holdings Co. Ltd.	440,500	24,189,466

TOTAL JAPAN		1,141,292,760

Kenya - 0.4%
Safaricom Ltd.	101,822,500	30,912,215
Korea (South) - 0.3%
LG Chemical Ltd.	78,840	21,907,356
Mexico - 0.3%
Grupo Financiero Banorte S.A.B. de CV Series O	3,367,500	20,689,216
Netherlands - 8.3%
ASML Holding NV (Netherlands)	412,900	115,875,180
Euronext NV (b)	295,500	25,677,197
Heineken NV (Bearer)	686,900	74,900,810
Imcd NV	931,924	80,668,602
Koninklijke Philips Electronics NV	2,048,645	93,822,736
Prosus NV (a)	183,100	13,246,064
QIAGEN NV (Germany) (a)	773,200	25,862,727
Unilever NV	2,444,700	142,653,677
Wolters Kluwer NV	890,400	67,070,873

TOTAL NETHERLANDS		639,777,866

New Zealand - 0.5%
EBOS Group Ltd.	2,422,601	37,185,488
Norway - 1.6%
Adevinta ASA Class B	2,146,879	26,188,425
Equinor ASA	3,100,059	56,335,908
Schibsted ASA (A Shares)	1,343,100	40,652,432

TOTAL NORWAY		123,176,765

South Africa - 0.4%
Naspers Ltd. Class N	183,100	29,698,184
Spain - 0.8%
Amadeus IT Holding SA Class A	790,230	62,066,973
Sweden - 4.4%
Addlife AB	898,218	27,337,759
AddTech AB (B Shares)	1,009,616	30,990,405
ASSA ABLOY AB (B Shares)	2,629,200	62,407,462
EQT AB (a)	2,695,500	34,243,593
Hexagon AB (B Shares)	999,606	54,533,970
Indutrade AB	2,030,067	73,299,950
Svenska Handelsbanken AB (A Shares)	5,933,200	58,128,812

TOTAL SWEDEN		340,941,951

Switzerland - 10.3%
Alcon, Inc. (a)	801,900	47,263,986
Julius Baer Group Ltd.	1,170,159	58,470,112
Lonza Group AG	224,805	92,470,661
Nestle SA (Reg. S)	1,760,460	194,165,887
Roche Holding AG (participation certificate)	573,628	192,434,194
Sika AG	421,084	75,849,329
Sonova Holding AG Class B	195,370	49,045,334
Swiss Re Ltd.	697,340	78,914,099

TOTAL SWITZERLAND		788,613,602

Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	6,065,000	62,211,777
United Kingdom - 13.3%
Beazley PLC	6,570,600	46,983,124
Cineworld Group PLC (c)	5,922,439	13,865,890
Compass Group PLC	3,592,494	88,814,460
Cranswick PLC	772,061	36,416,774
Dechra Pharmaceuticals PLC	792,295	29,754,654
Diageo PLC	3,184,900	125,940,882
Diploma PLC	1,399,295	35,994,541
Hilton Food Group PLC	1,974,389	27,531,828
InterContinental Hotel Group PLC	726,310	44,737,825
Intertek Group PLC	734,006	55,829,083
James Fisher and Sons PLC	937,658	24,392,094
JTC PLC (b)	2,622,500	14,856,318
London Stock Exchange Group PLC	927,530	95,851,687
Mondi PLC	2,062,800	42,111,917
Prudential PLC	3,246,371	57,721,738
RELX PLC (London Stock Exchange)	3,050,400	81,084,710
Rentokil Initial PLC	10,233,100	63,104,816
Smith & Nephew PLC	2,119,700	51,001,930
Ultra Electronics Holdings PLC	938,894	27,994,899
Victrex PLC	1,146,309	33,543,615
Volution Group PLC	8,404,267	26,856,760

TOTAL UNITED KINGDOM		1,024,389,545

United States of America - 6.6%
Alphabet, Inc. Class C (a)	24,193	34,698,326
Becton, Dickinson & Co.	179,700	49,449,846
Black Knight, Inc. (a)	660,300	44,187,276
Boston Scientific Corp. (a)	1,125,400	47,120,498
Global Payments, Inc.	333,124	65,109,086
Hologic, Inc. (a)	689,836	36,920,023
International Flavors & Fragrances, Inc. (c)	264,470	34,674,662
Marsh & McLennan Companies, Inc.	668,500	74,778,410
Moody's Corp.	71,100	18,257,769
NICE Systems Ltd. sponsored ADR (a)	214,197	36,906,143
Roper Technologies, Inc.	126,400	48,241,824
S&P Global, Inc.	64,041	18,810,763

TOTAL UNITED STATES OF AMERICA		509,154,626

TOTAL COMMON STOCKS
(Cost $5,784,017,453)		7,509,829,879

Investment Companies - 0.4%
United States of America - 0.4%
iShares MSCI Japan ETF
(Cost $30,611,930)	580,900	33,546,975

Money Market Funds - 2.7%
Fidelity Cash Central Fund 1.58% (d)	182,315,806	182,352,269
Fidelity Securities Lending Cash Central Fund 1.59% (d)(e)	20,546,826	20,548,881
TOTAL MONEY MARKET FUNDS
(Cost $202,895,251)		202,901,150
TOTAL INVESTMENT IN SECURITIES - 100.9%
(Cost $6,017,524,634)		7,746,278,004
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(67,732,005)
NET ASSETS - 100%		$7,678,545,999

Security Type Abbreviations

ETF – Exchange-Traded Fund

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $118,122,959 or 1.5% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Includes investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$586,774
Fidelity Securities Lending Cash Central Fund	135,548
Total	$722,322

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.